Operating Expenses by Nature (Tables)	12 Months Ended
Jul. 31, 2021
Expenses by nature [abstract]
Schedule of expenses by nature
For the year ended	July 31, 2021	July 31, 2020
	$	$
Salaries and benefits	21,116	12,202
Professional fees	11,962	9,811
Facilities	6,550	6,895
Selling, general and administrative	13,915	14,409
Consulting	4,379	7,425
Travel	265	2,051
Total	58,187	52,793

Schedule of share-based compensation
For the year ended	July 31, 2021	July 31, 2020
	$	$
General and administrative related share-based compensation	10,945	24,650
Marketing and promotion related share-based compensation	786	1,140
Total operating expense related share-based compensation	11,731	25,790
Share based compensation capitalized to inventory	1,505	6,105
Total share-based compensation	13,236	31,895

Schedule of payroll related wages and benefits
For the year ended	July 31, 2021	July 31, 2020
	$	$
General and administrative related wages and benefits	21,116	12,202
Marketing and promotion related wages and benefits	5,543	5,625
Research and development related wages and benefits	2,706	2,717
Total operating expense related wages and benefits	29,365	20,544
Wages and benefits capitalized to inventory	14,993	21,128
Total wages and benefits	44,358	41,672